Jacob Small Cap Growth Fund
Schedule of Investments (+)
May 31, 2023 (Unaudited)

Shares			Value
		COMMON STOCKS - 98.0%
		Biological Products (No Diagnostic Substances) - 9.3%
3,200		Beam Therapeutics, Inc. *	$102,080
2,600		CRISPR Therapeutics AG *^	166,504
2,842		Krystal Biotech, Inc. *	334,929
132,712		Precision BioSciences, Inc. *	98,207
			701,720
		Business Services - 6.4%
4,400		JOYY, Inc. - ADR ^	109,120
26,535		OptimizeRx Corp. *	372,551
			481,671
		Calculating & Accounting Machines (No Electronic Computers) - 2.2%
27,769		Cantaloupe, Inc. *	170,779
		Computer Peripheral Equipment - 4.4%
28,591		Immersion Corp.	202,424
1,314		Impinj, Inc. *	134,475
			336,899
		Computer Processing & Data Preparation - 1.6%
4,300		Autohome, Inc. - ADR ^	123,066
		Computer Programming Services - 8.6%
11,500		Doximity, Inc. - Class A *	352,705
8,600		HashiCorp, Inc. - Class A *	295,324
			648,029
		Computer Programming, Data Processing, Etc. - 2.7%
82,500		Nextdoor Holdings, Inc. *	203,775
		Family Clothing Stores - 1.0%
7,569		American Eagle Outfitters, Inc.	76,977
		Industrial Organic Chemicals - 2.8%
135,751		Amyris, Inc. *(a)	114,519
43,646		Codexis, Inc. *	96,458
			210,977
		Medical Laboratories - 1.8%
17,417		CareDx, Inc. *	138,988
		Miscellaneous Amusement & Recreation - 5.8%
18,700		DraftKings, Inc. - Class A *	436,458
		Motion Picture & Video Tape Production - 4.8%
140,000		Thunderbird Entertainment Group, Inc. *^	361,200
		Nonstore Retailers - 3.4%
55,400		Rover Group, Inc. *	257,610
		Patent Owners & Lessors - 3.2%
26,947		Digital Turbine, Inc. *	246,296
		Personal Services - 1.6%
3,568		Yelp, Inc. *	119,528
		Pharmaceutical Preparations - 17.3%
1,330		Arcturus Therapeutics Holdings, Inc. *	36,362
18,428		Harrow Health, Inc. *	347,552
143,197		Heron Therapeutics, Inc. *	163,245
10,449		Ideaya Biosciences, Inc. *	238,655
5,000		Schrodinger, Inc. *	167,250
35,000		Tela Bio, Inc. *	354,550
			1,307,614
		Prepackaged Software - 13.6%
5,300		Braze, Inc. - Class A *	175,483
15,000		Hello Group, Inc. - ADR ^	121,050
31,000		HUYA, Inc. - ADR *^	90,210
20,692		Inspired Entertainment, Inc. *	284,101
199,289		Porch Group, Inc. *	280,998
74,403		WM Technology, Inc. *	75,891
			1,027,733
		Schools & Educational Services - 1.7%
3,500		New Oriental Education & Technology Group, Inc. - ADR*^	131,845
		Surgical & Medical Instruments & Apparatus - 5.8%
29,163		Alphatec Holdings, Inc. *	442,111
		TOTAL COMMON STOCKS (Cost $8,378,895)	7,423,276

		MONEY MARKET FUND - 2.7%
203,373		First American Government Obligations Fund - Class X, 4.97%(b)	203,373
		TOTAL MONEY MARKET FUND (Cost $203,373)	203,373

		COLLATERAL FOR SECURITIES ON LOAN - 1.8%
134,393		First American Government Obligations Fund - Class X, 4.97%(b)	134,393
		TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $134,393)	134,393

		TOTAL INVESTMENTS (Cost $8,716,661) - 102.5%	7,761,042
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(191,990)
		TOTAL NET ASSETS - 100.0%	$7,569,052

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	All or a portion of this security is on loan.
	(b)	7-day yield.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Small Cap Growth Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$1,307,614	$-	$-	$1,307,614
Prepackaged Software	1,027,733	-	-	1,027,733
Biological Products (No Diagnostic Substances)	701,720	-	-	701,720
Computer Programming Services	648,029	-	-	648,029
Business Services	481,671	-	-	481,671
Surgical & Medical Instruments & Apparatus	442,111	-	-	442,111
Miscellaneous Amusement & Recreation	436,458	-	-	436,458
Motion Picture & Video Tape Production	361,200	-	-	361,200
Computer Peripheral Equipment	336,899	-	-	336,899
Nonstore Retailers	257,610	-	-	257,610
Patent Owneres & Lessors	246,296	-	-	246,296
Industrial Organic Chemicals	210,977	-	-	210,977
Computer Programming, Data Processing, Etc.	203,775	-	-	203,775
Calculating & Accounting Machines (No Electronic Computers)	170,779	-	-	170,779
Medical Laboratories	138,988	-	-	138,988
Schools & Educational Services	131,845	-	-	131,845
Computer Procesing & Data Preparation	123,066	-	-	123,066
Personal Services	119,528	-	-	119,528
Family Clothing Stores	76,977	-	-	76,977
Total Common Stocks	7,423,276	-	-	7,423,276

Short Term Investment
Money Market Fund	203,373	-	-	203,373

Collateral for Securities On Loan
Money Market Fund	134,393	-	-	134,393

Total Investments in Securities	$7,761,042	$-	$-	$7,761,042